LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Abstract]
LONG-TERM INVESTMENTS
6	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

		December 31,
		2015	2016
		RMB	RMB
Cost method investments
Sino-German Know-How Education Investment Co., Ltd.	(a)	12,000	12,000
Juesheng.com	(b)	5,000	5,000
Mxsoft.com	(c)	4,000	4,000
Other cost method investments	(d)	3,000	5,000
Total cost method investments		24,000	26,000

Equity method investment
Hockey global resources investment limited	(e)	-	760
Available-for-sale investment	(f)	-	15,000
Total		24,000	41,760

(a)
In October 2015, the Company paid RMB12,000 in cash to acquire  2.86% of the total equity interest in Sino-German Know-How Education Investment Co., Ltd, which is engaged in provision of training for senior mechanic in vehicle maintenance and repair.

(b)	In November 2015, the Company paid RMB5,000 in cash to acquire 0.50% of the total equity interest of an online shopping platform providing education products.

(c)	In August 2015, the Company paid RMB4,000 in cash to acquire 5.71% of the total equity interest in Mxsoft.com, which provides IT environment management and monitoring solution to customers.

(d)
As of December 31, 2015, the Company paid RMB3,000 in cash to acquire 1.43% and 0.74% equity interest in two other entities which were accounted for under cost method. In June 2016, the Company paid RMB2,000 in cash to acquire 2.00% equity interest of an online platform providing vehicle sales and related services.

(e)
In October 2016, the Company paid RMB790 in cash to acquire 28.5% of equity interest of a hockey program management company through investment in its common shares and accounted for the investment using equity method.

(f)
In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in Beijing Crouching Tiger Hidden Dragon Internet Technology Co., Ltd., which provides employment course trainings and recruitment services. Because the investment terms contain both substantive liquidation preference over common stock and substantive redemption provision that is not available to common shareholders, the investment is not substantially similar to common stock. In addition, since the investment is redeemable at the option of the Company, the investment qualifies as a debt security.  The Company recorded the investment as available-for-sale investment and recorded an increase of RMB5,000 in fair value of the investment with nil income tax effect in 2016, as a component of other comprehensive income.